Inventories (Tables)	6 Months Ended
Jun. 30, 2023
Inventories [Abstract]
Schedule of inventory

As at	June 30, 2023	December 31, 2022
Raw materials	$0.1	$5.8
Finished goods	1.8	1.8
Parts and tools	0.6	0.7
Total inventories	$2.5	$8.3